Recapitalization Transaction - Summary of ownership upon closing Recapitalization Transaction (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	[1]	May 29, 2020	Dec. 31, 2019	[1]
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	59,901,306	59,901,306		50,160,042	323,328
Ownership percentage				100.00%
Former Seller stockholders and affiliated entities
Business Acquisition [Line Items]
Common stock, outstanding (in shares)				48,421,309
Ownership percentage				96.50%
Former MUDS public stockholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)				1,197,704
Ownership percentage				2.40%
Lender to Sprott Credit Agreement
Business Acquisition [Line Items]
Common stock, outstanding (in shares)				496,634
Ownership percentage				1.00%
Cantor Fitzgerald & Co.
Business Acquisition [Line Items]
Common stock, outstanding (in shares)				44,395
Ownership percentage				0.10%
Cantor
Business Acquisition [Line Items]
Common stock, outstanding (in shares)				200,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.